Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common stock	Additional paid-in capital	Treasury stock	Accumulated surplus/(deficit)	Total
Balance at Dec. 31, 2016		$ 340,613	$ 405,279,257	$ (4,272,477)	$ 2,922,406	$ 404,269,799
Balance (in shares) at Dec. 31, 2016		33,575,610
Share based compensation			457,046			457,046
Repurchase of common stock			(186,318)	(11,076,432)		(11,262,750)
Repurchase of common stock (in shares)		(1,435,654)
Loss for the year					(12,490,335)	(12,490,335)
Balance at Dec. 31, 2017		$ 340,613	405,549,985	(15,348,909)	(9,567,929)	380,973,760
Balance (in shares) at Dec. 31, 2017		32,139,956
Share based compensation		$ 0	1,636,547	0	0	1,636,547
Net proceeds from equity offerings		$ 9,579	7,321,871			7,331,450
Net proceeds from equity offerings (in shares)		957,875
Loss for the year		$ 0	0	0	(42,939,001)	(42,939,001)
Balance at Dec. 31, 2018		$ 350,192	414,508,403	(15,348,909)	(52,925,752)	346,583,934
Balance (in shares) at Dec. 31, 2018		33,097,831
Cumulative effect of accounting change	[1]				(418,822)	(418,822)
Share based compensation		$ 0	2,333,091	0	0	2,333,091
Loss for the year		0	0	0	(22,861,257)	(22,861,257)
Balance at Dec. 31, 2019		$ 350,192	$ 416,841,494	$ (15,348,909)	$ (75,787,009)	$ 326,055,768
Balance (in shares) at Dec. 31, 2019		33,097,831

[1]	The opening accumulated deficit has been adjusted on January 1, 2018 in connection with the adoption of FASB Accounting Standards Codification (ASC) 606. Please refer to Note 2.4.